HSBC Holdings income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Face Statements [Line Items]
Net interest expense	[1]	$ 35,796	$ 30,377		$ 26,489
– interest income	[1],[2],[3]	100,868	52,826		36,188
– interest expense	[1],[4]	(65,072)	(22,449)		(9,699)
Fee (expense)/income	[1]	11,845	11,770		13,097
Net income from financial instruments held for trading or managed on a fair value basis	[1]	16,661	10,278		7,744
Other operating income	[1],[5]	(1,141)	(266)		1,687
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	[1],[6]	66,058	50,620		49,552
Employee compensation and benefits		(19,623)	(19,288)		(19,612)
General and administrative expenses	[1]	(10,383)	(10,848)		(11,592)
Profit before tax	[1]	30,348	17,058	[7]	18,906
Tax (charge)/credit	[1]	(5,789)	(809)		(4,213)
Profit for the year	[1]	24,559	16,249	[8]	14,693	[8]
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Net interest expense		(5,339)	(3,074)		(2,367)
– interest income		2,864	937		380
– interest expense		(8,203)	(4,011)		(2,747)
Fee (expense)/income		2	(3)		(5)
Net income from financial instruments held for trading or managed on a fair value basis		1,063	2,129		110
Changes in fair value of designated debt and related derivatives	[9]	(1,468)	2,144		349
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		3,692	(2,409)		(420)
Gains less losses from financial investments		45	58		0
Dividend income from subsidiaries		16,824	9,478		11,404
Other operating income		332	91		230
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		15,151	8,414		9,301
Employee compensation and benefits		(15)	(41)		(30)
General and administrative expenses		(1,327)	(1,586)		(1,845)
(Impairment) of subsidiaries/reversal of impairment		(5,574)	2,493		3,065
Total operating expenses		(6,916)	866		1,190
Profit before tax		8,235	9,280		10,491
Tax (charge)/credit	[10]	977	3,077		343
Profit for the year		$ 9,212	$ 12,357		$ 10,834

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	Interest income includes $88,657m (2022: $45,994m; 2021: $30,916m) of interest recognised on financial assets measured at amortised cost and $12,134m (2022: $6,293m; 2021: $4,337m) of interest recognised on financial assets measured at fair value through other comprehensive income.
[3]	Interest income is calculated using the effective interest method and comprises mainly interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[4]	Interest expense includes $62,095m (2022: $20,798m; 2021: $8,227m) of interest on financial instruments, excluding interest on debt instruments issued by HSBC for funding purposes that are designated under the fair value option to reduce an accounting mismatch and on derivatives managed in conjunction with those debt instruments included in interest expense.
[5]	Other operating (expense)/income includes a loss on net monetary positions of $1,667m (2022: $678m; 2021: $576m) as a result of applying IAS 29
‘Financial Reporting in Hyperinflationary Economies’ and the disposal losses on capitalised Markets Treasury repositioning of $977m in 2023.

[6]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.
[7]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[8]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[9]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[10]	The tax credit in 2022 includes $2.2bn arising from the recognition of a deferred tax asset from historical tax losses in HSBC Holdings. This was a result of improved profit forecasts for the UK tax group, which accelerated the expected utilisation of these losses and reduced uncertainty regarding their recoverability. The amounts recorded within profit before tax with respect to dividend income from subsidiaries and reversal of impairment of subsidiaries are not subject to tax.